Income and Expenses - Summary of Other Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Government grant income	$ 1	$ 7	$ 8
Others	16	10	4
Other income	$ 17	$ 17	$ 12